Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (53,328)	$ (7,506)	¥ 20,712	¥ 55,332